Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	324,000,000	324,000,000
Ordinary shares, shares issued	[1]	18,000,000	18,000,000
Ordinary shares, shares outstanding	[1]	18,000,000	18,000,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	36,000,000	36,000,000
Ordinary shares, shares issued	[1]	4,500,000	4,500,000
Ordinary shares, shares outstanding	[1]	4,500,000	4,500,000

[1]	Giving retroactive effect to the issuance of ordinary shares and a share split at a ratio of 1-to-1,800 on August 13, 2024, which is detailed in Note 1.